ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 24, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 29, 2022
Preferred stock stock split	we amended and restated our Certificate of Incorporation to 1) subject the Series D Preferred Stock to a 1-for-4 forward stock split, changing the stated value from $1.00 to $0.25 per share, and 2) subject the Series E Preferred Stock to a 1-for-3 forward stock split, changing the stated value from $2.00 to $0.667 per share
Preferred stock, shares issued		5,641,002		5,641,002
Series A Voting Shares		1,000		1,000
Preferred stock, shares outstanding		5,641,002		5,641,002
Accumulated deficit		$ (8,071,470)		$ (8,071,470)		$ (7,702,310)	$ (7,263,963)
Common stock, shares issued		13,848,630		13,848,630		13,848,630	11,627,949
Common stock shares outstanding		13,848,630		13,848,630		13,848,630	11,627,949
Net loss		$ 8,092	$ (131,735)	$ (293,785)	$ (276,716)	$ (338,904)	$ (477,678)
Net cash used in operating activities				$ (368,491)	$ (90,794)	$ (72,739)	$ (68,937)
Glucose Health, Inc [Member]
Preferred stock stock split	subject the Series D Preferred Stock to a 1-for-4 forward stock split and change the stated value of the Series D Preferred Stock to from $1.00 to $0.25 per share, and 2) subject the Series E Preferred Stock to a 1-for-3 forward stock split and change the stated value of the Series E Preferred Stock from $2.00 to $0.667 per share
Preferred stock, shares issued		3,781,002		3,781,002				5,641,002
Series A Voting Shares								1,000
Preferred stock, shares outstanding		3,781,002		3,781,002				5,641,002
Common stock, shares issued								13,848,630
Common stock shares outstanding								13,848,630